Debt - Additional Information - Senior Unsecured Notes (Details) - USD ($)		12 Months Ended
	Aug. 18, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Debt Instrument [Line Items]
Proceeds from issuance of senior unsecured notes, net of transaction fees and expenses		$ 0	$ 298,134,000	$ 0
Senior Unsecured Notes
Debt Instrument [Line Items]
Aggregate principal amount of senior unsecured notes	$ 300,000,000
Debt percentage issued of their principal amount	99.378%
Proceeds from issuance of senior unsecured notes, net of transaction fees and expenses	$ 296,200,000
Stated interest rate	4.45%
Redemption price percentage of principal amount redeemed	100.00%
Deferred financing costs, gross	$ 3,400,000				$ 4,800,000
Unamortized deferred financing costs		$ 3,000,000	$ 3,100,000